IMPAIRMENT OF NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Impairment Of Non-financial Assets
Schedule of local currency

CGU	2023
Chile	9.83%
Panama	10.72%
Brazil	12.38%